Segment and Geographic Reporting - Additional Information (Details) - segment		12 Months Ended
	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Number of reporting segments	2	3
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Major Customer
Segment Reporting Information [Line Items]
Concentration risk percentage			10.00%	10.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Major Customer, One
Segment Reporting Information [Line Items]
Concentration risk percentage		12.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Major Customer, Two
Segment Reporting Information [Line Items]
Concentration risk percentage		10.00%